Organization and Nature of Operations (Details) - $ / shares			6 Months Ended
	Oct. 03, 2022	Aug. 10, 2021	Dec. 31, 2021
Organization and Nature of Operations (Details) [Line Items]
Incorporation date			Sep. 24, 2018
Ordinary shares outstanding	121,270,556
Ordinary shares outstanding reverse stock split	6,062,762
Minimum [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary share par value (in Dollars per share)	$ 0.0001
Maximum [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary share par value (in Dollars per share)	$ 0.002
Acquisition of 60% ownership in Youyou [Member]
Organization and Nature of Operations (Details) [Line Items]
Ordinary share	1
Issued and outstanding of ordinary share	1
Fujian Happiness Yijia [Member]
Organization and Nature of Operations (Details) [Line Items]
Acquisition of interest, description		E-Home Pingtan entered into an equity transfer agreement to acquire the remaining 33% equity interests of Fujian Happiness Yijia Family Service Co., Ltd. (“HAPPY”) in consideration of $466,889 (RMB 3,000,000), with $54,462 (RMB 350,000) paid in August 2021 and $412,427 (RMB 2,650,000) paid in March 2022. The transaction to acquire the remaining 33% equity interests of HAPPY was closed in August 2021 and after the acquisition, E-Home Pingtan owns 100% of the equity interest of HAPPY.